Significant Accounting Policies, Leases - Income from Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from Charters [Abstract]
Vessel revenues, net of commissions	$ 86,499	$ 91,520	$ 74,834
Voyage expenses	(36,641)	$ (40,184)	$ (34,949)
Spot Charter [Member]
Income from Charters [Abstract]
Vessel revenues, net of commissions	55,701
Voyage expenses	(33,109)
Total	22,592
Time Charter [Member]
Income from Charters [Abstract]
Vessel revenues, net of commissions	30,798
Voyage expenses	(3,532)
Total	$ 27,266